Share-based compensation - Employee Share Purchase Program (ESPP) (Details) € in Thousands				12 Months Ended
	May 13, 2025 EUR (€) shares	May 17, 2024 EUR (€) shares	May 29, 2023 EUR (€) shares	Jun. 30, 2025 EUR (€)	Jun. 30, 2024 EUR (€)	Jun. 30, 2023 EUR (€)	May 13, 2025 USD ($)	May 17, 2024 USD ($)	May 29, 2023 USD ($)
Share-based compensation
Expense booked to equity				€ 14,287	€ 18,508	€ 29,882
Employee share purchase program
Share-based compensation
Number of units granted | shares	10,481	13,149	29,641
Weighted average fair value | $							$ 9.27	$ 6	$ 4
Discount as a percentage of investment by the participant			25.00%
Percentage of increase in shares issued for implementation of discount			33.33%
Number of ADSs issued for the price of one ADS			1.33
Expense booked to equity	€ 21	€ 18	€ 28